G1 Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Employee Benefits Expenses [Abstract]
Summary of Amount Recognized in the Consolidated Balance Sheet

Amount recognized in the Consolidated balance sheet

	$		$		$		$		$
	Sweden		US		UK		Other		Total

2025

Defined benefit obligation (DBO)		45,209		4,429		9,814		14,254		73,706

Fair value of plan assets		32,566		4,322		10,493		10,445		57,826

Deficit/surplus (+/–)		12,643		107		–679		3,809		15,880

Plans with net surplus, excluding asset ceiling 1)				320		690		1,758		2,768

Provision for post-employment benefits 2)		12,643		427		11		5,567		18,648

2024

Defined benefit obligation (DBO)		49,423		5,340		10,473		21,362		86,598

Fair value of plan assets		31,191		5,153		11,195		16,820		64,359

Deficit/surplus (+/–)		18,232		187		–722		4,542		22,239

Plans with net surplus, excluding asset ceiling 1)		–		330		727		1,152		2,209

Provision for post-employment benefits 2)		18,232		517		5		5,694		24,448

1)
Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current,
see note F3 ‘Financial assets,
non-current.”
The asset ceiling decreased during the year to SEK 583 (635) million.

2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans
Total pension cost recognized in the Consolidated income statement
The costs for post-employment benefits within the Company are distributed between defined contribution plans and defined benefit plans.

	$		$		$		$		$
	Sweden		US		UK		Other		Total

2025

Pension cost for defined contribution plans		1,189		386		159		1,301		3,035

Pension cost for defined benefit plans 1)		1,659		50		2		1,551		3,262

Total		2,848		436		161		2,852		6,297

Total pension cost expressed as a percentage of wages and salaries										8.4%

2024

Pension cost for defined contribution plans		1,306		500		178		1,626		3,610

Pension cost for defined benefit plans 1)		1,624		79		–56		1,248		2,895

Total		2,930		579		122		2,874		6,505

Total pension cost expressed as a percentage of wages and salaries										8.3%

2023

Pension cost for defined contribution plans		1,223		522		148		1,571		3,464

Pension cost for defined benefit plans 1)		2,013		67		–67		1,166		3,179

Total		3,236		589		81		2,737		6,643

Total pension cost expressed as a percentage of wages and salaries										7.8%

1)
For the UK plans, negative pension costs in 2024 and 2023 were primarily driven by interest income exceeding interest costs. Interest income amounted to SEK 624 million in 2024 and SEK 626 million in 2023 compared with interest costs of SEK 532 million in 2024 and SEK 514 million in 2023, respectively. In 2025, pension costs increased due to administrative expenses of SEK 38 million, although interest income of SEK 565 million continued to exceed interest costs of SEK 529 million.

Summary of Change in the Net Defined Benefit Obligation
Change in the net defined benefit obligation

	$			$		$		$			$		$
	2025							2024
		Present value of obligation	1)		Fair value of plan assets		Total		Present value of obligation	1)		Fair value of plan assets		Total

Opening balance		86,598			–64,359		22,239		85,535			–62,593		22,942

Included in the income statement 2)

Current service cost		1,875			–		1,875		2,210			–		2,210

Past service cost and gains and losses on settlements		630			–		630		–82			–		–82

Interest cost/income (+/–)		2,803			–2,223		580		2,953			–2,377		576

Taxes and administrative expenses		–			62		62		–			64		64

Other		48			5		53		41			22		63

		5,356			–2,156		3,200		5,122			–2,291		2,831

Remeasurements

Return on plan assets excluding amounts in interest expense/income		–			–456		–456		–			1,583		1,583

Actuarial gains/losses (–/+) arising from changes in demographic assumptions		92			–		92		–229			–		–229

Actuarial gains/losses (–/+) arising from changes in financial assumptions		–6,286			–		–6,286		–4,958			–		–4,958

Experience-based gains/losses (–/+)		–33			–		–33		2,825			–		2,825

		–6,227			–456		–6,683		–2,362			1,583		–779

Other changes

Translation difference		–4,089			3,714		–375		1,781			–1,760		21

Contributions and payments from:

Employers 3)		–1,869			–632		–2,501		–2,097			–682		–2,779

Plan participants		153			–148		5		362			–357		5

Payments from plans:

Benefit payments		–1,562			1,562		–		–1,825			1,825		–

Settlements		–5,020			5,011		–9		–			–		–

Other		366			–362		4		82			–84		–2

Closing balance		73,706			–57,826		15,880		86,598			–64,359		22,239

1)	The weighted average duration of DBO is 16.9 (16.8) years.
2)	Excludes the impact of the asset ceiling of SEK 63 (65) million in 2025.
3)	The expected contribution to the plans during 2026 is SEK 2.6 billion.

Summary of Present Value of the Defined Benefit Obligation
Present value of the defined benefit obligation

	$		$		$		$		$
	Sweden		US		UK		Other		Total

2025

DBO, closing balance		45,209		4,429		9,814		14,254		73,706

of which partially or fully funded		45,209		4,002		9,814		11,485		70,510

of which unfunded		–		427		–		2,769		3,196

2024

DBO, closing balance		49,423		5,340		10,473		21,362		86,598

of which partially or fully funded		49,423		4,823		10,473		18,064		82,783

of which unfunded		–		517		–		3,298		3,815

Summary of Asset Allocation by Asset Type and Geography
Asset allocation by asset type and geography
1)

	$		$		$		$		$		$
		Sweden		US		UK		Other		Total		of which unquoted	2)

2025

Cash and cash equivalents		384		69		976		537		1,966		13%

Equity securities		8,838		364		776		1,754		11,732		25%

Debt securities		14,750		3,432		203		4,215		22,600		24%

Real estate		5,579						493		6,072		100%

Investment funds		2,728		702		632		924		4,986		81%

Assets held by insurance company						7,482		2,150		9,632		100%

Other		287		–245		424		372		838		48%

Total		32,566		4,322		10,493		10,445		57,826

of which real estate occupied by the Company		–		–		–		–		–

of which securities issued by the Company		–		–		–		–		–

2024

Cash and cash equivalents		231		206		1,025		572		2,034		15%

Equity securities		8,557		431		914		1,920		11,822		24%

Debt securities		14,559		4,052		118		9,717		28,446		26%

Real estate		5,760		–		–		516		6,276		100%

Investment funds		2,139		792		308		2,120		5,359		68%

Assets held by insurance company		–		–		8,002		1,909		9,911		100%

Other		–55		–328		828		66		511		1%

Total		31,191		5,153		11,195		16,820		64,359

of which real estate occupied by the Company		–		–		–		–		–

of which securities issued by the Company		–		–		–		–		–

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invest in an asset class.
2)	Unquoted refers to assets classified as fair value level 2 and 3. Unquoted assets comprise mainly investments in pooled investment vehicles.

Summary of Financial and Demographic Actuarial Assumptions
Actuarial assumptions

	$		$		$		$		$		$
	2025						2024
	Sweden		US		UK		Sweden		US		UK

Financial assumptions

Discount rate		3.0%		5.3%		5.6%		2.4%		5.6%		5.6%

Inflation rate		2.0%		2.5%		2.9%		2.0%		2.5%		3.1%

Salary increase rate		2.5%		4.0%		—		2.5%		4.0%		–

Demographic assumptions

Life expectancy after age 65 in years		24		22		23		23		22		23

Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits
Total remeasurements in Other comprehensive income
related to post-employment benefits

	$		$
	2025		2024

Actuarial gains and losses (+/–)		5,567		340

The effect of asset ceiling		62		99

Swedish special payroll taxes		1,115		438

Total		6,744		877

Summary of Sensitivity Analysis of Significant Actuarial Assumptions
	$		$		$
Sensitivity analysis of significant actuarial assumptions, SEK billion

Impact on the DBO of a change in assumptions	Sweden		US		UK

Financial assumptions

Discount rate –0.5%		4.5		0.2		0.6

Discount rate +0.5%		–4.0		–0.2		–0.5

Inflation rate –0.5%		–4.1		–		–0.4

Inflation rate +0.5%		4.5		–		0.4

Salary increase rate –0.5%		–1.3		–		–

Salary increase rate +0.5%		1.4		–		–

Demographic assumptions

Longevity – 1 year		–2.0		–1.0		–0.2

Longevity + 1 year		2.0		0.1		0.2